Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Incomes [Abstract]
Summary of Other Income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Account management service fees	1,168,955	1,234,950	954,126
Others	221,947	272,947	240,433

	1,390,902	1,507,897	1,194,559